BUSINESS COMBINATION AGREEMENT (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2024	Jan. 31, 2024	Oct. 31, 2023	Jun. 20, 2023	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2024	Feb. 01, 2024	Nov. 01, 2023
Business Acquisition [Line Items]
Deposit liability, current									$ 44,366
Principal amount										$ 300,000	$ 575,000
Issuance of shares					2,500,001
Subsequent Event [Member]
Business Acquisition [Line Items]
Class of warrants price per share								$ 11.50
Cetus Capital Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of share warrant purchase				1
Class of warrants price per share				$ 11.50
Extension loan		$ 50,000	$ 575,000
Shares granted			575,000
Share price		$ 0.03					$ 9.20		$ 9.20
Stock redeemed shares	3,691,066	3,691,066
Stock redeemed value	$ 38,792,466	$ 38,792,466				$ (51,770,535)	$ (51,770,535)
Deposit liability, current		$ 200,000
Issuance of shares		300,000
Cetus Capital Acquisition Corp [Member] | Sponsor Loan [Member]
Business Acquisition [Line Items]
Principal amount		$ 300,000
Cetus Capital Acquisition Corp [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Extension loan		$ 50,000
Share price		$ 0.03
Stock redeemed shares		3,691,066
Stock redeemed value		$ 38,792,466
Deposit liability, current		50,000
Principal amount		$ 50,000
Issuance of shares		300,000
Cetus Capital Acquisition Corp [Member] | Subsequent Event [Member] | Sponsor Loan [Member]
Business Acquisition [Line Items]
Principal amount		$ 300,000
Cetus Capital Acquisition Corp [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of share warrant purchase				1
Class of warrants price per share				$ 11.50			$ 18.00		$ 18.00
Cetus Capital Acquisition Corp [Member] | MKD Technology Inc [Member]
Business Acquisition [Line Items]
Business consideration amount				$ 230,000,000
Stock issued price per share				$ 10.00
Business combination reason description				In the event that MKD BVI holds less than 100% of the issued and outstanding shares of the capital stock of MKD Taiwan at the Closing Date, the number of ordinary shares of Pubco to be issued to the shareholders of MKD BVI shall be proportionately reduced